Document and Entity Information	6 Months Ended
Mar. 31, 2019
Document And Entity Information
Entity Registrant Name	MYnd Analytics, Inc.
Entity Central Index Key	0000822370
Document Type	S-4
Trading Symbol	MYND
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Ex Transition Period	false